Schedule I - Condensed Parent Only Financial Information - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Investment in subsidiaries	$ 113,804	$ 111,663	$ 106,307
Total assets	6,101,359	6,012,683	5,994,931
Stockholders' equity:
Common stock value
Additional paid-incapital	2,339,141	2,337,491	2,336,287
Accumulated deficit	(768,458)	(745,295)	(724,123)
Loans to Karman Topco L.P.	6,320	6,244	6,050
Accumulated other comprehensive loss	(8,500)	(8,153)	(13,650)
Total equity attributable to stockholder of Advantage Solutions Inc.	1,555,863	1,577,799	1,592,464
Total liabilities and stockholder's equity	$ 6,101,359	6,012,683	5,994,931
Parent Company
Assets
Investment in subsidiaries		1,577,799	1,592,464
Total assets		1,577,799	1,592,464
Stockholders' equity:
Common stock value		0	0
Additional paid-incapital		2,337,491	2,336,287
Accumulated deficit		(745,295)	(724,123)
Loans to Karman Topco L.P.		(6,244)	(6,050)
Accumulated other comprehensive loss		(8,153)	(13,650)
Total equity attributable to stockholder of Advantage Solutions Inc.		1,577,799	1,592,464
Total liabilities and stockholder's equity		$ 1,577,799	$ 1,592,464